Shareholders' Equity (Details Textual) (USD $)	1 Months Ended					6 Months Ended		12 Months Ended
	Aug. 31, 2012	Jun. 30, 2012	Apr. 30, 2012	Sep. 30, 2011	May 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 18, 2011	May 18, 2010
Common Stock, Shares Authorized								200,000,000	200,000,000
Common Stock, Par value (in dollars per share)								$ 0.0001	$ 0.0001
Stock Issued During Period, Value, Issued for Cash					$ 60,000
Equity Issuance, Per Share Amount					$ 9.50
Common Stock, Value, Issued												570,000
Stock Issued During Period Shares New Issues One						3,103,000	12,050,000
Stock Issued During Period Shares New Issues Two							4,210,000
Common Stock, Shares, Issued								41,177,217	38,804,064		16,260,000
Directors Compensation In Cash								30,000
Directors Compensation In Common Stock Shares								20,000
Director Fees Charged To Operations								547,000	508,000	477,000
Repurchase Of Common Stock Shares		2,000,000						1,273,947
Share Repurchase Program Expired Date		Jun. 30, 2012
Payments for Repurchase of Common Stock								4,166,483
Cash Dividend Description								During June 2011, the Board of Directors authorized a regular cash dividend of $0.10 per outstanding ordinary share each year after the release of the Company's financial results for the six months ending June 30, and, for each year after the release of the Company's annual financial results, an amount per outstanding ordinary share equal to (i) 15% of the Company's non-GAAP net income (defined as operating income before amortization of intangible assets and change in fair value of contingent consideration) for the most recently completed fiscal year, less the amount paid pursuant to the immediately previous six-month dividend, divided by (ii) the number of ordinary shares outstanding on the record date for such dividend. In March 2012, the Board of Directors authorized an increase in our dividend taking place after the release of the Company's 6-month financial statements from $0.10 to $0.12 per outstanding ordinary share.
Dividend Record Date Description								The record date for each period's dividend will be set by the Company's management to be as close as practicable to, but no less than, 15 days after the public release by the Company of the financial results for the applicable six-month period and fiscal year end. The payment date for each period's dividend will be set by the Company's management to be as close as practicable to, but no less than, 10 days after the record date.
Investment Income, Dividend			7,529,000	3,880,406
Preferred Stock, Shares Authorized								1,150,000	1,150,000
Dividend paid	5,093,128							(12,622,128)	(3,880,406)	0
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)								0	913,194	3,012,500
Payments Of Additional Dividends								4,142,077
Subsequent Event [Member]
Repurchase Of Common Stock Shares								726,053
Common Stock [Member]
Repurchase Of Common Stock Shares		26,300
Payments for Repurchase of Common Stock		124,207
Incentive shares issued for filing of 2010 Form 20-F treated as dividend (in shares)									4,210,000
Kings Gaming [Member]
Incentive shares issued for filing of 2010 Form 20-F treated as dividend (in shares)									520,000
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)								1,200,000	2,200,000
Director and Key Management Compensation 2011 [Member]
Common Stock, Shares, Issued								31,604
Director and Key Management Compensation 2010 [Member]
Common Stock, Shares, Issued								18,796
Audit Committee Chairman [Member]
Additional Annual Cash Compensation								10,000
Audit Committee Other [Member]
Additional Annual Cash Compensation								5,000
Compensation and Nominating Committee Chairman [Member]
Additional Annual Cash Compensation								5,000
Compensation and Nominating Committee [Member]
Additional Annual Cash Compensation								3,000
Director [Member]
Directors Compensation In Cash For Atleast Hour								1,000
Directors Compensation In Cash For Less Than Hour								$ 500